ESOP Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	910,934	858,759
Carrying value	911	859
Unearned ESOP shares	(986)	(926)
Employee Stock Ownership Plan Preferred Stock 2003 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	0	6,231
Carrying value	0	6
Employee Stock Ownership Plan Preferred Stock 2003 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	8.50%	8.50%
Employee Stock Ownership Plan Preferred Stock 2003 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.50%	9.50%
Employee Stock Ownership Plan Preferred Stock 2004 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	7,413	17,115
Carrying value	7	17
Employee Stock Ownership Plan Preferred Stock 2004 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	8.50%	8.50%
Employee Stock Ownership Plan Preferred Stock 2004 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.50%	9.50%
Employee Stock Ownership Plan Preferred Stock 2005 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	18,882	30,092
Carrying value	19	30
Employee Stock Ownership Plan Preferred Stock 2005 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.75%	9.75%
Employee Stock Ownership Plan Preferred Stock 2005 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.75%	10.75%
Employee Stock Ownership Plan Preferred Stock 2006 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	33,559	46,112
Carrying value	34	46
Employee Stock Ownership Plan Preferred Stock 2006 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.75%	10.75%
Employee Stock Ownership Plan Preferred Stock 2006 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	11.75%	11.75%
Employee Stock Ownership Plan Preferred Stock 2007 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	53,768	68,414
Carrying value	54	69
Employee Stock Ownership Plan Preferred Stock 2007 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.75%	10.75%
Employee Stock Ownership Plan Preferred Stock 2007 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	11.75%	11.75%
Employee Stock Ownership Plan Preferred Stock 2008 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	73,434	89,154
Carrying value	73	89
Employee Stock Ownership Plan Preferred Stock 2008 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.50%	10.50%
Employee Stock Ownership Plan Preferred Stock 2008 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	11.50%	11.50%
Employee Stock Ownership Plan Preferred Stock 2010 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	201,011	231,361
Carrying value	201	232
Employee Stock Ownership Plan Preferred Stock 2010 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.50%	9.50%
Employee Stock Ownership Plan Preferred Stock 2010 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.50%	10.50%
Employee Stock Ownership Plan Preferred Stock 2011 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	277,263	370,280
Carrying value	277	370
Employee Stock Ownership Plan Preferred Stock 2011 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.00%	9.00%
Employee Stock Ownership Plan Preferred Stock 2011 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.00%	10.00%
Employee Stock Ownership Plan Preferred Stock 2012 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	245,604	0
Carrying value	246	0
Employee Stock Ownership Plan Preferred Stock 2012 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.00%
Employee Stock Ownership Plan Preferred Stock 2012 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	11.00%